Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Interest paid to related parties			$ 66,000	$ 157,000	$ 218,971	$ 1,594,700
Board Of Directors [Member]
Related Party Transaction [Line Items]
Debt held by related parties	$ 2,697,000		2,697,000		1,748,000	1,350,000
Accrued interest to related parties	367,000		367,000		232,000
Warrants held by related parties	1,144,221		1,144,221		691,043	284,340
Interest paid to related parties					3,945	237,596
Related party interest expense	$ 51,000	$ 34,000	$ 14,000	$ 115,000	$ 153,926	$ 1,608,372